Fair Value Measurements (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	$ 84,380,743	$ 68,565,542
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	81,132,650	65,900,963
Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	592,533	800,029
Money Market Deposit Account
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	2,655,560	1,864,550
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	84,380,743	68,565,542
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	81,132,650	65,900,963
Level 1 | Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	592,533	800,029
Level 1 | Money Market Deposit Account
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	2,655,560	1,864,550
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Level 2 | Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Level 2 | Money Market Deposit Account
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Level 3 | Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Level 3 | Money Market Deposit Account
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	$ 0	$ 0